Contract Liability and Receivable	12 Months Ended
Dec. 31, 2017
Disclosure of revenue from contracts with customers [Abstract]
Contract liability and receivable
Contract liability and receivable

Regional licensing agreement
We entered into a regional licensing agreement (the "Agreement") with Adlai Nortye Biopharma Co., Ltd. ("Adlai") in November 2017. Under the terms of the Agreement, Adlai will have exclusive development and commercialization rights to REOLYSIN in China, Hong Kong, Macau, Singapore, South Korea and Taiwan. We are entitled to receive upfront license fees, development and regulatory milestone payments, royalties and sales-based milestone payments.

Warrant purchase agreement
We also entered into a warrant purchase agreement with Adlai. Under the terms of the warrant purchase agreement, we are entitled to receive two milestone payments totaling US$8 million made of of two common share purchase warrants:

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One common share purchase warrant of US$2 million whereby, upon exercise, Adlai may purchase our common shares priced at a 20% premium to the five-day weighted average closing price immediately preceding the exercise date. We have the right to call this warrant when the first patient is enrolled in the phase 3 metastatic breast cancer study or six months after execution of the Agreement, whichever is later.

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One common share purchase warrant of US$6 million whereby, upon exercise, Adlai may purchase our common shares priced at a 20% premium to the five-day weighted average closing price immediately preceding the exercise date. We have the right to call this warrant upon the enrollment of the 50th patient in the phase 3 metastatic breast cancer study.

Contract liability
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2017	2016
Balance, beginning of the year	—	—
Regional licensing agreement	6,182,580	—
Revenue recognized in the year	—	—
Balance, end of the year	6,182,580	—

Contract liability - current	1,545,645	—
Contract liability - non-current	4,636,935	—
	6,182,580	—

Contract receivable
Our contract receivable due from Adlai at December 31, 2017 is $4,767,100.